UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                --------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Act II Management, L.P.
           -------------------------------------
Address:   444 Madison Avenue 24th Floor
           -------------------------------------
           New York, New York 10022
           -------------------------------------

Form 13F File Number: 028-13250


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dennis H. Leibowitz
        ------------------------------
Title:  Principal
        ------------------------------
Phone:  212-247-2990
        ------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dennis H. Leibowitz            New York, New York          November 14, 2011
---------------------------------  --------------------------  -----------------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      198,991
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 13F File Number             Name


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM              037833100   17,472    45,820 SH       SOLE                   45,820      0    0
AVAGO TECHNOLOGIES LTD       SHS              y0486s104    1,039    31,700 SH       SOLE                   31,700      0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740c261    1,889    35,400 SH       SOLE                   35,400      0    0
BRIGHTPOINT INC              COM NEW          109473405    1,192   129,300 SH       SOLE                  129,300      0    0
CBS CORP NEW                 CL B             124857202    2,929   143,715 SH       SOLE                  143,715      0    0
CENTURYLINK INC              COM              156700106    8,184   247,100 SH       SOLE                  247,100      0    0
CINEMARK HOLDINGS INC        COM              17243v102   13,893   735,840 SH       SOLE                  735,840      0    0
COMCAST CORP NEW             CL A             20030n101   16,057   767,545 SH       SOLE                  767,545      0    0
CROWN CASTLE INTL CORP       COM              228227104   12,125   298,139 SH       SOLE                  298,139      0    0
DG FASTCHANNEL INC           COM              23326r109    3,792   223,723 SH       SOLE                  223,723      0    0
DIRECTV                      COM CL A         25490a101    8,144   192,667 SH       SOLE                  192,667      0    0
ECHOSTAR CORP                CL A             278768106    5,855   258,955 SH       SOLE                  258,955      0    0
GANNETT INC                  COM              364730101      939    98,500 SH  CALL SOLE                   98,500      0    0
INTERDIGITAL INC             COM              45867G101    9,488   203,700 SH  CALL SOLE                  203,700      0    0
INTERPUBLIC GROUP COS INC    COM              460690100    6,824   947,793 SH       SOLE                  947,793      0    0
JIAYUAN COM INTL LTD         SPONSORED ADR    477374102    1,333   166,633 SH       SOLE                  166,633      0    0
KNOLOGY INC                  COM              499183804    5,686   438,030 SH       SOLE                  438,030      0    0
LIBERTY GLOBAL INC           COM SER C        530555309    3,318    95,858 SH       SOLE                   95,858      0    0
LIVEPERSON INC               COM              538146101    7,437   747,387 SH       SOLE                  747,387      0    0
MANPOWERGROUP INC            COM              56418h100      582    17,300 SH       SOLE                   17,300      0    0
MARCHEX INC                  CL B             56624r108    4,490   528,189 SH       SOLE                  528,189      0    0
NII HLDGS INC                CL B NEW         62913f201    5,737   212,878 SH       SOLE                  212,878      0    0
QUALCOMM INC                 COM              747525103    9,585   197,100 SH       SOLE                  197,100      0    0
REACHLOCAL INC               COM              75525f104    2,242   206,263 SH       SOLE                  206,263      0    0
RIGNET INC                   COM              766582100   10,511   655,724 SH       SOLE                  655,724      0    0
SHUTTERFLY INC               COM              82568p304    8,001   194,291 SH       SOLE                  194,291      0    0
SIGNET JEWELERS LIMITED      SHS              g81276100    6,762   200,070 SH       SOLE                  200,070      0    0
SYNCHRONOSS TECHNOLOGIES INC COM              87157b103    1,632    65,500 SH       SOLE                   65,500      0    0
TANGOE INC                   COM              87582y108    1,620   143,230 SH       SOLE                  143,230      0    0
TIME WARNER INC              COM NEW          887317303    8,076   269,455 SH       SOLE                  269,455      0    0
VERIFONE SYS INC             COM              92342y109      451    12,890 SH       SOLE                   12,890      0    0
VIACOM INC NEW               CL B             92553p201    8,360   215,800 SH       SOLE                  215,800      0    0
VONAGE HLDGS CORP            COM              92886t201    3,346 1,287,000 SH       SOLE                1,287,000      0    0
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